Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
March 31, 2025
VDSC-NPRT1-0525
1.830301.119
Common Stocks - 99.3%
	Shares	Value ($)
BERMUDA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	72,557	476,699
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
StoneCo Ltd Class A (a)	10,747	112,628
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	9,170	350,936
IRELAND - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC (a)	15,264	690,391
MONACO - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	13,000	488,540
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	22,853	224,874
TOTAL MONACO		713,414
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SFL Corp Ltd	25,453	208,715
PUERTO RICO - 0.4%
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	87,143	1,670,531
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (a)(b)	40,126	56,577
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (a)	8,335	1,646,246
UNITED STATES - 97.8%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.9%
AST SpaceMobile Inc Class A (a)(b)	7,527	171,164
Atn International Inc	23,406	475,376
Bandwidth Inc Class A (a)	103,882	1,360,854
IDT Corp Class B	3,926	201,443
Lumen Technologies Inc (a)	385,873	1,512,622
		3,721,459
Entertainment - 0.6%
AMC Entertainment Holdings Inc Class A (a)	21,619	62,047
Cinemark Holdings Inc	30,817	767,035
Eventbrite Inc Class A (a)	122,062	257,551
Lions Gate Entertainment Corp Class A (a)	7,991	70,720
Lions Gate Entertainment Corp Class B (a)	22,161	175,515
Madison Square Garden Entertainment Corp Class A (a)	27,491	900,056
Marcus Corp/The	12,034	200,847
		2,433,771
Interactive Media & Services - 1.1%
TrueCar Inc (a)	134,139	211,940
Vimeo Inc Class A (a)(b)	310,795	1,634,782
Yelp Inc Class A (a)	71,427	2,644,942
Zedge Inc Class B (a)	2,635	6,139
		4,497,803
Media - 0.1%
Gannett Co Inc (a)	85,067	245,844
John Wiley & Sons Inc Class A	8,457	376,844
Stagwell Inc Class A (a)	14,512	87,797
		710,485
Wireless Telecommunication Services - 0.3%
Telephone and Data Systems Inc	33,316	1,290,662
TOTAL COMMUNICATION SERVICES		12,654,180

Consumer Discretionary - 10.0%
Automobile Components - 0.4%
American Axle & Manufacturing Holdings Inc (a)	81,335	331,033
Cooper-Standard Holdings Inc (a)(b)	50,392	772,006
Goodyear Tire & Rubber Co/The (a)	54,850	506,814
Standard Motor Products Inc	4,068	101,415
		1,711,268
Automobiles - 0.3%
Winnebago Industries Inc	30,336	1,045,379
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc (a)	6,887	693,108
Chegg Inc (a)	205,378	131,278
Graham Holdings Co Class B	856	822,496
KinderCare Learning Cos Inc (a)	1,004	11,636
		1,658,518
Hotels, Restaurants & Leisure - 2.6%
Brinker International Inc (a)	11,589	1,727,340
Global Business Travel Group I Class A (a)(b)	123,266	894,911
International Game Technology PLC	35,153	571,588
Life Time Group Holdings Inc (a)	86,484	2,611,817
Light & Wonder Inc Class A (a)	8,579	743,027
Monarch Casino & Resort Inc	9,283	721,753
PlayAGS Inc (a)	136,270	1,650,230
Shake Shack Inc Class A (a)	15,668	1,381,448
Texas Roadhouse Inc	1,896	315,930
		10,618,044
Household Durables - 2.5%
Ethan Allen Interiors Inc	27,215	753,856
Flexsteel Industries Inc	11,896	434,323
Installed Building Products Inc (b)	1,866	319,944
KB Home	9,303	540,690
M/I Homes Inc (a)	17,642	2,014,364
Meritage Homes Corp	41,357	2,931,384
Taylor Morrison Home Corp (a)	37,484	2,250,539
Tri Pointe Homes Inc (a)	36,677	1,170,730
		10,415,830
Leisure Products - 0.3%
Funko Inc Class A (a)	7,411	50,839
Peloton Interactive Inc Class A (a)(b)	125,000	790,000
Sturm Ruger & Co Inc	9,262	363,904
		1,204,743
Specialty Retail - 3.4%
Abercrombie & Fitch Co Class A	31,191	2,382,057
America's Car-Mart Inc/TX (a)	10,632	482,586
American Eagle Outfitters Inc	69,602	808,775
Carparts Com Inc (a)	134,272	134,272
Carvana Co Class A (a)	9,218	1,927,299
EVgo Inc Class A (a)	26,462	70,389
ODP Corp/The (a)	16,613	238,064
Petco Health & Wellness Co Inc Class A (a)(b)	317,615	968,726
RealReal Inc/The (a)	11,527	62,131
Sally Beauty Holdings Inc (a)	193,429	1,746,664
Sonic Automotive Inc Class A	9,239	526,253
Stitch Fix Inc Class A (a)	24,266	78,865
Upbound Group Inc	77,713	1,862,003
Urban Outfitters Inc (a)	48,780	2,556,073
Victoria's Secret & Co (a)	6,411	119,116
		13,963,273
Textiles, Apparel & Luxury Goods - 0.1%
G-III Apparel Group Ltd (a)	3,369	92,142
Hanesbrands Inc (a)	48,745	281,259
Rocky Brands Inc	4,032	70,036
		443,437
TOTAL CONSUMER DISCRETIONARY		41,060,492

Consumer Staples - 4.1%
Beverages - 1.4%
Coca-Cola Consolidated Inc	1,210	1,633,500
National Beverage Corp	9,286	385,740
Primo Brands Corp Class A	96,666	3,430,677
		5,449,917
Consumer Staples Distribution & Retail - 1.7%
Natural Grocers by Vitamin Cottage Inc (b)	14,527	583,985
PriceSmart Inc	1,211	106,386
Sprouts Farmers Market Inc (a)	31,439	4,798,849
United Natural Foods Inc (a)	40,739	1,115,841
Weis Markets Inc	2,331	179,604
		6,784,665
Food Products - 0.8%
Cal-Maine Foods Inc	1,492	135,622
Fresh Del Monte Produce Inc	13,507	416,421
Lancaster Colony Corp	13,825	2,419,375
WK Kellogg Co (b)	26,146	521,090
		3,492,508
Household Products - 0.1%
Energizer Holdings Inc	17,976	537,842
Personal Care Products - 0.1%
Honest Co Inc/The (a)	72,595	341,197
Medifast Inc (a)	9,413	126,887
		468,084
TOTAL CONSUMER STAPLES		16,733,016

Energy - 4.6%
Energy Equipment & Services - 2.1%
Archrock Inc	64,469	1,691,667
Aris Water Solutions Inc Class A	14,944	478,806
Bristow Group Inc (a)	16,075	507,649
ChampionX Corp	19,186	571,743
Expro Group Holdings NV (a)	57,170	568,270
Helix Energy Solutions Group Inc (a)(b)	87,292	725,397
Helmerich & Payne Inc	89,467	2,336,878
Nabors Industries Ltd (a)	11,166	465,734
Nabors Industries Ltd warrants 6/11/2026 (a)	5,910	11,509
Oil States International Inc (a)	48,119	247,812
Tidewater Inc (a)	14,437	610,252
Transocean Ltd (a)(b)	107,040	339,316
		8,555,033
Oil, Gas & Consumable Fuels - 2.5%
Berry Corp	41,392	132,868
California Resources Corp	18,459	811,642
CNX Resources Corp (a)	13,444	423,217
Core Natural Resources Inc	6,873	529,908
Crescent Energy Co Class A (b)	123,458	1,387,668
Delek US Holdings Inc	18,800	283,316
Dorian LPG Ltd	25,417	567,816
Excelerate Energy Inc Class A	3,791	108,726
Matador Resources Co	24,557	1,254,617
Murphy Oil Corp	59,928	1,701,956
Riley Exploration Permian Inc (b)	7,271	212,095
Sitio Royalties Corp Class A	14,636	290,817
World Kinect Corp (b)	88,789	2,518,057
		10,222,703
TOTAL ENERGY		18,777,736

Financials - 19.7%
Banks - 9.4%
Ameris Bancorp (b)	27,036	1,556,463
Associated Banc-Corp	24,355	548,718
Atlantic Union Bankshares Corp (b)	5,895	183,570
Axos Financial Inc (a)	19,783	1,276,399
BancFirst Corp	11,760	1,292,071
Bank of Hawaii Corp (b)	20,526	1,415,678
Burke & Herbert Financial Services Corp	7,514	421,611
Byline Bancorp Inc	9,672	253,020
Cadence Bank	17,661	536,188
Capital City Bank Group Inc	1,334	47,971
Cathay General Bancorp	7,971	342,992
Central Pacific Financial Corp	41,820	1,130,813
City Holding Co	1,096	128,747
Coastal Financial Corp/WA Class A (a)	2,204	199,264
Community Financial System Inc (b)	23,948	1,361,683
Community Trust Bancorp Inc	5,717	287,908
Esquire Financial Holdings Inc	1,646	124,075
FB Financial Corp	48,772	2,261,070
First Busey Corp	55,755	1,204,308
First Commonwealth Financial Corp	18,131	281,756
First Financial Bancorp	21,578	539,018
First Financial Bankshares Inc	36,607	1,314,923
First Merchants Corp	44,937	1,817,252
Flushing Financial Corp	17,379	220,713
Fulton Financial Corp	123,578	2,235,526
Great Southern Bancorp Inc (b)	16,726	926,119
Independent Bank Corp/MI	2,985	91,908
Lakeland Financial Corp	25,307	1,504,248
NB Bancorp Inc (a)	113,085	2,043,446
Nbt Bancorp Inc	4,672	200,429
Northeast Bank	1,467	134,289
Northfield Bancorp Inc	77,975	850,707
Northrim BanCorp Inc	1,493	109,317
Northwest Bancshares Inc (b)	205,084	2,465,111
OceanFirst Financial Corp	27,069	460,444
Old National Bancorp/IN	27,158	575,478
Old Second Bancorp Inc	20,276	337,393
Park National Corp	5,997	907,946
Peapack-Gladstone Financial Corp	8,641	245,404
Provident Financial Services Inc (b)	47,700	819,009
Renasant Corp (b)	18,017	611,317
S&T Bancorp Inc	4,458	165,169
ServisFirst Bancshares Inc	4,284	353,858
Sierra Bancorp	11,332	315,936
Stock Yards Bancorp Inc (b)	1,802	124,446
TriCo Bancshares	3,047	121,789
Trustmark Corp	7,952	274,264
UMB Financial Corp	4,028	407,231
United Bankshares Inc/WV	14,370	498,208
Veritex Holdings Inc	20,992	524,170
WesBanco Inc	77,518	2,399,958
		38,449,331
Capital Markets - 3.2%
Acadian Asset Management Inc	23,607	610,477
BGC Group Inc Class A	213,060	1,953,760
DigitalBridge Group Inc Class A	36,154	318,878
Federated Hermes Inc Class B	55,440	2,260,289
Oppenheimer Holdings Inc Class A	3,734	222,658
PJT Partners Inc Class A (b)	6,728	927,657
Stifel Financial Corp	21,044	1,983,607
StoneX Group Inc (a)	15,132	1,155,782
Victory Capital Holdings Inc Class A	26,509	1,534,076
WisdomTree Inc (b)	269,205	2,401,309
		13,368,493
Consumer Finance - 1.6%
Bread Financial Holdings Inc	3,577	179,136
Dave Inc Class A (a)	14,450	1,194,437
EZCORP Inc Class A (a)(b)	108,569	1,598,136
FirstCash Holdings Inc	9,979	1,200,673
Lendingtree Inc (a)	14,599	733,892
NerdWallet Inc Class A (a)	25,229	228,322
PROG Holdings Inc	41,046	1,091,824
Regional Management Corp	9,008	271,231
		6,497,651
Financial Services - 2.7%
AvidXchange Holdings Inc (a)	279,902	2,373,569
Compass Diversified Holdings	107,185	2,001,144
Flywire Corp (a)	31,144	295,868
Jackson Financial Inc	17,289	1,448,472
NMI Holdings Inc (a)	55,531	2,001,893
Payoneer Global Inc (a)	291,632	2,131,830
Remitly Global Inc (a)	34,589	719,451
Waterstone Financial Inc	16,975	228,314
		11,200,541
Insurance - 2.4%
American Coastal Insurance Corp	7,670	88,742
Amerisafe Inc	3,512	184,556
CNO Financial Group Inc	35,633	1,484,115
Genworth Financial Inc Class A (a)	181,049	1,283,637
HCI Group Inc	5,096	760,476
Heritage Insurance Holdings Inc (a)	29,375	423,588
Lemonade Inc (a)(b)	28,670	901,098
Oscar Health Inc Class A (a)	53,881	706,380
Root Inc/OH Class A (a)	3,912	522,017
Selective Insurance Group Inc	12,081	1,105,895
Selectquote Inc (a)	159,716	533,451
Trupanion Inc (a)	10,926	407,212
United Fire Group Inc	20,581	606,316
Universal Insurance Holdings Inc	28,967	686,518
		9,694,001
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Kkr Real Estate Finance Trust Inc	52,211	563,879
Ladder Capital Corp Class A	25,919	295,736
TPG RE Finance Trust Inc	112,334	915,522
		1,775,137
TOTAL FINANCIALS		80,985,154

Health Care - 16.1%
Biotechnology - 7.1%
89bio Inc (a)(b)	35,338	256,907
ACADIA Pharmaceuticals Inc (a)	36,486	606,032
ADMA Biologics Inc (a)	29,721	589,665
Agenus Inc (a)(b)	31,216	46,980
Agios Pharmaceuticals Inc (a)	2,509	73,514
Akebia Therapeutics Inc (a)	241,442	463,569
Akero Therapeutics Inc (a)	16,457	666,179
Alector Inc (a)	46,279	56,923
Alkermes PLC (a)	34,115	1,126,477
Allakos Inc (a)	90,662	20,635
Altimmune Inc (a)(b)	11,600	58,000
Amicus Therapeutics Inc (a)	76,405	623,465
Anika Therapeutics Inc (a)(b)	7,615	114,453
Arcellx Inc (a)	4,782	313,699
Arcturus Therapeutics Holdings Inc (a)	12,935	136,982
Arcus Biosciences Inc (a)	11,044	86,695
Arcutis Biotherapeutics Inc (a)(b)	29,009	453,701
ArriVent Biopharma Inc (a)	4,089	75,606
Arrowhead Pharmaceuticals Inc (a)	8,594	109,488
Assembly Biosciences Inc (a)	4,013	38,364
Atara Biotherapeutics Inc (a)(b)	16,239	96,460
Atreca Inc Class A rights (a)(c)	11,775	0
Avidity Biosciences Inc (a)	12,877	380,129
Beam Therapeutics Inc (a)	5,788	113,040
BioCryst Pharmaceuticals Inc (a)	23,582	176,865
Biohaven Ltd (a)	21,450	515,658
Black Diamond Therapeutics Inc (a)(b)	86,058	133,390
Blueprint Medicines Corp (a)	8,931	790,483
Bridgebio Pharma Inc (a)	17,990	621,914
C4 Therapeutics Inc (a)(b)	50,447	80,715
Cardiff Oncology Inc (a)(b)	31,482	98,853
CareDx Inc (a)	22,947	407,309
Carisma Therapeutics Inc rights (a)(c)	165,842	1
Cartesian Therapeutics Inc rights (a)(c)	46,724	20,559
Catalyst Pharmaceuticals Inc (a)	29,052	704,511
Celldex Therapeutics Inc (a)	3,758	68,208
Cogent Biosciences Inc (a)	40,394	241,960
Crinetics Pharmaceuticals Inc (a)	10,725	359,717
Cytokinetics Inc (a)	13,901	558,681
CytomX Therapeutics Inc (a)(b)	108,311	68,864
Day One Biopharmaceuticals Inc (a)	6,802	53,940
Denali Therapeutics Inc (a)	11,123	151,217
Design Therapeutics Inc (a)	25,200	97,272
Dynavax Technologies Corp (a)	4,990	64,720
Emergent BioSolutions Inc (a)(b)	35,532	172,686
Erasca Inc (a)(b)	96,321	131,960
FibroGen Inc (a)	8,483	2,628
Halozyme Therapeutics Inc (a)	17,105	1,091,470
Ideaya Biosciences Inc (a)	7,730	126,617
Inhibrx Biosciences Inc (b)	11,876	166,145
Insmed Inc (a)	29,052	2,216,377
Iovance Biotherapeutics Inc (a)(b)	20,681	68,868
Ironwood Pharmaceuticals Inc Class A (a)(b)	139,320	204,800
Jasper Therapeutics Inc Class A (a)	11,899	51,166
Jounce Therapeutics Inc rights (a)(c)	67,389	0
Kalaris Therapeutics Inc (a)(b)	7,806	62,682
KalVista Pharmaceuticals Inc (a)(b)	20,394	235,347
Kiniksa Pharmaceuticals International Plc Class A (a)	17,902	397,603
Kodiak Sciences Inc (a)(b)	60,080	168,524
Krystal Biotech Inc (a)	2,920	526,476
Kymera Therapeutics Inc (a)	2,361	64,621
MacroGenics Inc (a)(b)	39,900	50,673
Madrigal Pharmaceuticals Inc (a)	2,381	788,659
Mirum Pharmaceuticals Inc (a)	4,493	202,410
Myriad Genetics Inc (a)	32,765	290,626
Neurogene Inc (a)(b)	11,965	140,110
Nkarta Inc (a)	42,606	78,395
Novavax Inc (a)(b)	46,348	297,091
Nuvalent Inc Class A (a)	2,834	200,987
Oncternal Therapeutics Inc rights (a)(b)(c)	466	0
Organogenesis Holdings Inc Class A (a)	30,019	129,682
ORIC Pharmaceuticals Inc (a)(b)	31,769	177,271
Praxis Precision Medicines Inc (a)	3,324	125,880
Precigen Inc (a)(b)	61,499	91,634
Protagonist Therapeutics Inc (a)	6,508	314,727
PTC Therapeutics Inc (a)	18,804	958,252
Puma Biotechnology Inc (a)	38,077	112,708
Q32 Bio Inc (a)(b)	24,341	40,163
Q32 Bio Inc rights (a)(b)(c)	22,439	0
Recursion Pharmaceuticals Inc Class A (a)(b)	11,140	58,931
REGENXBIO Inc (a)	5,722	40,912
Relay Therapeutics Inc (a)	31,946	83,699
Replimune Group Inc (a)(b)	29,747	290,033
Revolution Medicines Inc (a)	23,904	845,245
Rhythm Pharmaceuticals Inc (a)	13,601	720,445
Rocket Pharmaceuticals Inc (a)	5,923	39,506
Sangamo Therapeutics Inc (a)(b)	220,038	144,301
Scholar Rock Holding Corp (a)	23,011	739,804
Soleno Therapeutics Inc (a)	1,495	106,818
SpringWorks Therapeutics Inc (a)	7,681	338,963
Summit Therapeutics Inc (a)	3,028	58,410
Surface Oncology Inc rights (a)(c)	32,938	0
Sutro Biopharma Inc (a)(b)	54,469	35,438
Syndax Pharmaceuticals Inc (a)	8,970	110,196
TG Therapeutics Inc (a)	18,708	737,656
Tourmaline Bio Inc (a)	7,060	107,383
Travere Therapeutics Inc (a)	33,349	597,614
Twist Bioscience Corp (a)	15,500	608,530
Vanda Pharmaceuticals Inc (a)	49,378	226,645
Vaxcyte Inc (a)	18,151	685,382
Veracyte Inc (a)	19,562	580,013
Vericel Corp (a)	3,319	148,094
Voyager Therapeutics Inc (a)(b)	28,887	97,638
Xencor Inc (a)	16,686	177,539
Y-mAbs Therapeutics Inc (a)(b)	27,605	122,290
Zentalis Pharmaceuticals Inc (a)	42,799	68,050
Zymeworks Inc (a)	8,577	102,152
		29,280,725
Health Care Equipment & Supplies - 2.2%
Accuray Inc Del (a)	178,351	319,248
AtriCure Inc (a)	18,767	605,423
Avanos Medical Inc (a)	9,899	141,853
Axogen Inc (a)	42,952	794,612
Bioventus Inc (a)	83,501	764,034
Cerus Corp (a)(b)	183,372	254,887
Glaukos Corp (a)	8,466	833,224
Haemonetics Corp (a)	10,458	664,606
iRhythm Technologies Inc (a)	16,025	1,677,498
Lantheus Holdings Inc (a)	3,636	354,874
Merit Medical Systems Inc (a)	11,710	1,237,864
Omnicell Inc (a)	8,740	305,550
Tactile Systems Technology Inc (a)	13,549	179,118
Tandem Diabetes Care Inc (a)	20,789	398,317
Varex Imaging Corp (a)	56,462	654,959
		9,186,067
Health Care Providers & Services - 3.7%
Alignment Healthcare Inc (a)	65,238	1,214,732
BrightSpring Health Services Inc (a)	71,176	1,287,574
Brookdale Senior Living Inc (a)	55,510	347,493
GeneDx Holdings Corp Class A (a)	9,491	840,570
Guardant Health Inc (a)	67,846	2,890,240
HealthEquity Inc (a)	26,734	2,362,484
Hims & Hers Health Inc Class A (a)(b)	20,291	599,599
Option Care Health Inc (a)	95,264	3,329,477
PACS Group Inc (a)	15,700	176,467
Patterson Cos Inc	38,960	1,217,110
Pediatrix Medical Group Inc (a)	11,934	172,923
Progyny Inc (a)	34,755	776,427
		15,215,096
Health Care Technology - 0.8%
Health Catalyst Inc (a)	45,068	204,158
HealthStream Inc	59,132	1,902,868
Phreesia Inc (a)	51,218	1,309,132
		3,416,158
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (a)	70,758	525,732
Codexis Inc (a)	53,949	145,123
Cytek Biosciences Inc (a)	48,828	195,800
Medpace Holdings Inc (a)	965	294,026
NanoString Technologies Inc (a)(b)(c)	42,707	0
		1,160,681
Pharmaceuticals - 2.0%
Amneal Intermediate Inc Class A (a)	62,803	526,289
Amphastar Pharmaceuticals Inc (a)	1,679	48,673
ANI Pharmaceuticals Inc (a)	2,255	150,972
Atea Pharmaceuticals Inc (a)	21,416	64,034
Avadel Pharmaceuticals PLC Class A (a)	33,401	261,530
Axsome Therapeutics Inc (a)	4,581	534,282
Collegium Pharmaceutical Inc (a)	11,440	341,484
Corcept Therapeutics Inc (a)	18,730	2,139,341
Edgewise Therapeutics Inc (a)	12,070	265,540
Harrow Inc (a)	1,975	52,535
Ligand Pharmaceuticals Inc (a)(b)	4,875	512,558
Nektar Therapeutics (a)	151,524	103,036
Pacira BioSciences Inc (a)	17,766	441,485
Phibro Animal Health Corp Class A	15,580	332,789
Prestige Consumer Healthcare Inc (a)	12,047	1,035,681
Supernus Pharmaceuticals Inc (a)	14,793	484,471
Tarsus Pharmaceuticals Inc (a)	1,080	55,480
Ventyx Biosciences Inc (a)	31,125	35,793
WaVe Life Sciences Ltd (a)	35,183	284,279
Xeris Biopharma Holdings Inc (a)	70,420	386,606
		8,056,858
TOTAL HEALTH CARE		66,315,585

Industrials - 15.4%
Aerospace & Defense - 1.6%
AAR Corp (a)	40,529	2,269,219
Archer Aviation Inc Class A (a)(b)	59,554	423,429
Ducommun Inc (a)	25,640	1,487,889
Intuitive Machines Inc Class A (a)(b)	25,106	187,040
Moog Inc Class A	3,807	659,943
Park Aerospace Corp (b)	6,097	82,005
Rocket Lab USA Inc Class A (a)	83,123	1,486,239
		6,595,764
Building Products - 1.3%
Apogee Enterprises Inc	29,027	1,344,821
Gibraltar Industries Inc (a)	16,819	986,603
Griffon Corp	27,842	1,990,703
Resideo Technologies Inc (a)	41,121	727,842
UFP Industries Inc	1,072	114,746
		5,164,715
Commercial Services & Supplies - 1.6%
ABM Industries Inc	28,161	1,333,705
BrightView Holdings Inc (a)	45,881	589,112
Brink's Co/The	6,144	529,367
CECO Environmental Corp (a)	50,795	1,158,126
Interface Inc	39,179	777,311
OPENLANE Inc (a)	54,595	1,052,592
Pitney Bowes Inc	84,899	768,336
Steelcase Inc Class A	16,916	185,399
UniFirst Corp/MA	561	97,614
		6,491,562
Construction & Engineering - 2.3%
Arcosa Inc (b)	30,723	2,369,358
Comfort Systems USA Inc	5,207	1,678,372
Dycom Industries Inc (a)	3,626	552,385
EMCOR Group Inc	5,186	1,916,901
Fluor Corp (a)	21,067	754,620
Granite Construction Inc	2,764	208,406
Limbach Holdings Inc (a)	1,624	120,939
Orion Group Holdings Inc (a)(b)	24,428	127,758
Sterling Infrastructure Inc (a)	16,471	1,864,682
		9,593,421
Electrical Equipment - 1.5%
Allient Inc	13,767	302,599
Array Technologies Inc (a)	17,513	85,288
EnerSys	29,640	2,714,431
Fluence Energy Inc Class A (a)(b)	47,146	228,658
LSI Industries Inc	25,978	441,626
NuScale Power Corp Class A (a)(b)	4,251	60,194
Preformed Line Products Co (b)	7,159	1,002,904
Vicor Corp (a)(b)	24,952	1,167,255
		6,002,955
Ground Transportation - 0.4%
Covenant Logistics Group Inc Class A	3,610	80,142
Marten Transport Ltd	128,275	1,759,933
		1,840,075
Machinery - 1.8%
Astec Industries Inc	19,278	664,127
Atmus Filtration Technologies Inc	27,383	1,005,778
Blue Bird Corp (a)	1,222	39,556
Enerpac Tool Group Corp Class A	4,748	212,995
ESCO Technologies Inc	4,125	656,370
Gorman-Rupp Co/The	10,321	362,267
Hillman Solutions Corp Class A (a)	69,085	607,257
Hurco Cos Inc	5,989	92,889
Hyster-Yale Inc Class A	11,786	489,590
JBT Marel Corp	1,260	153,972
L B Foster Co Class A (a)	3,644	71,714
Mueller Water Products Inc Class A1	44,180	1,123,056
Proto Labs Inc (a)	9,065	317,638
Terex Corp	7,099	268,200
Trinity Industries Inc	43,875	1,231,133
Watts Water Technologies Inc Class A	1,359	277,127
		7,573,669
Marine Transportation - 0.2%
Matson Inc	5,475	701,731
Passenger Airlines - 0.8%
Allegiant Travel Co	4,593	237,228
JetBlue Airways Corp (a)	49,041	236,378
Joby Aviation Inc Class A (a)(b)	29,281	176,271
SkyWest Inc (a)	29,983	2,619,615
		3,269,492
Professional Services - 1.4%
Barrett Business Services Inc	6,928	285,087
CRA International Inc	5,452	944,286
ExlService Holdings Inc (a)	37,218	1,757,062
Huron Consulting Group Inc (a)	3,506	502,936
Maximus Inc	27,133	1,850,199
Planet Labs PBC Class A (a)	71,399	241,329
Willdan Group Inc (a)	3,039	123,748
		5,704,647
Trading Companies & Distributors - 2.5%
Applied Industrial Technologies Inc	12,184	2,745,544
Beacon Roofing Supply Inc (a)	3,670	453,979
Boise Cascade Co	6,676	654,849
DNOW Inc (a)	9,737	166,308
DXP Enterprises Inc/TX (a)	21,861	1,798,286
FTAI Aviation Ltd	16,247	1,803,904
H&E Equipment Services Inc	931	88,249
McGrath RentCorp	4,819	536,837
Mrc Global Inc (a)	26,521	304,461
Rush Enterprises Inc Class A	31,350	1,674,404
Xometry Inc Class A (a)	6,920	172,446
		10,399,267
TOTAL INDUSTRIALS		63,337,298

Information Technology - 13.8%
Communications Equipment - 0.9%
CommScope Holding Co Inc (a)	215,064	1,141,990
Extreme Networks Inc (a)	29,706	393,010
Harmonic Inc (a)	28,218	270,610
NetScout Systems Inc (a)	35,687	749,784
Viavi Solutions Inc (a)	95,408	1,067,616
		3,623,010
Electronic Equipment, Instruments & Components - 2.5%
Arlo Technologies Inc (a)	83,356	822,724
Badger Meter Inc	3,073	584,638
Benchmark Electronics Inc	46,418	1,765,277
Daktronics Inc (a)	7,041	85,758
Itron Inc (a)	20,912	2,190,741
Mirion Technologies Inc Class A (a)	43,797	635,057
PC Connection Inc	8,221	513,155
Plexus Corp (a)	11,232	1,439,156
Sanmina Corp (a)	29,771	2,267,955
		10,304,461
IT Services - 0.2%
BigCommerce Holdings Inc (a)(b)	125,536	723,087
Semiconductors & Semiconductor Equipment - 2.3%
ACM Research Inc Class A (a)	12,589	293,827
Alpha & Omega Semiconductor Ltd (a)	6,467	160,770
Ambarella Inc (a)	37,456	1,885,160
Credo Technology Group Holding Ltd (a)	33,771	1,356,243
Diodes Inc (a)	10,801	466,279
FormFactor Inc (a)	2,257	63,851
MaxLinear Inc Class A (a)	134,113	1,456,467
Onto Innovation Inc (a)	4,006	486,088
PDF Solutions Inc (a)	58,434	1,116,674
Photronics Inc (a)	22,226	461,412
Power Integrations Inc	7,423	374,862
Rambus Inc (a)	712	36,863
Rigetti Computing Inc Class A (a)(b)	13,733	108,765
Semtech Corp (a)	35,199	1,210,846
		9,478,107
Software - 7.3%
8x8 Inc (a)(b)	549,554	1,099,108
Alarm.com Holdings Inc (a)	15,736	875,708
Appian Corp Class A (a)	17,631	507,949
Arteris Inc (a)	19,697	136,106
Asana Inc Class A (a)	113,227	1,649,717
Aurora Innovation Inc Class A (a)(b)	110,480	742,978
AvePoint Inc Class A (a)	29,531	426,428
Blackbaud Inc (a)	11,178	693,595
Blend Labs Inc Class A (a)	76,425	256,024
Clear Secure Inc Class A	58,887	1,525,762
Clearwater Analytics Holdings Inc Class A (a)	12,665	339,422
Commvault Systems Inc (a)	11,044	1,742,301
Domo Inc Class B (a)(b)	68,289	529,923
Intapp Inc (a)	19,653	1,147,342
InterDigital Inc (b)	7,321	1,513,617
Jamf Holding Corp (a)	20,722	251,772
LivePerson Inc (a)(b)	116,442	93,049
LiveRamp Holdings Inc (a)	51,914	1,357,032
Logility Supply Chain Solutions Inc Class A (b)	23,938	341,356
PagerDuty Inc (a)	90,723	1,657,509
PROS Holdings Inc (a)	51,141	973,213
Q2 Holdings Inc (a)	36,350	2,908,364
Qualys Inc (a)	17,328	2,182,115
SolarWinds Corp	6,657	122,689
SoundHound AI Inc Class A (a)(b)	33,146	269,146
Sprinklr Inc Class A (a)	25,269	210,996
Sprout Social Inc Class A (a)	13,005	285,980
SPS Commerce Inc (a)	7,987	1,060,115
Tenable Holdings Inc (a)	80,400	2,812,392
Upland Software Inc (a)	19,729	56,424
Weave Communications Inc (a)	41,130	456,132
Workiva Inc Class A (a)	8,805	668,388
Xperi Inc (a)	148,878	1,149,338
		30,041,990
Technology Hardware, Storage & Peripherals - 0.6%
CompoSecure Inc Class A (b)	10,303	111,994
Diebold Nixdorf Inc (a)	28,257	1,235,396
Immersion Corp (b)	73,710	558,722
IonQ Inc (a)(b)	24,472	540,097
Xerox Holdings Corp (b)	7,934	38,321
		2,484,530
TOTAL INFORMATION TECHNOLOGY		56,655,185

Materials - 4.6%
Chemicals - 1.7%
American Vanguard Corp	47,145	207,438
Balchem Corp	3,019	501,154
Hawkins Inc	3,784	400,801
HB Fuller Co	33,459	1,877,719
Minerals Technologies Inc	25,897	1,646,272
Sensient Technologies Corp	30,101	2,240,418
Trinseo PLC (b)	42,860	157,725
		7,031,527
Construction Materials - 0.3%
Knife River Corp (a)	5,638	508,604
United States Lime & Minerals Inc	5,946	525,507
		1,034,111
Containers & Packaging - 0.3%
O-I Glass Inc (a)	105,596	1,211,186
Metals & Mining - 2.3%
ATI Inc (a)	7,997	416,083
Carpenter Technology Corp	19,873	3,600,590
Coeur Mining Inc (a)(b)	263,216	1,558,239
Commercial Metals Co	13,205	607,562
Hecla Mining Co	316,437	1,759,390
Olympic Steel Inc	24,026	757,300
SunCoke Energy Inc	93,568	860,826
		9,559,990
TOTAL MATERIALS		18,836,814

Real Estate - 5.2%
Diversified REITs - 0.5%
American Assets Trust Inc	59,584	1,200,022
Empire State Realty Trust Inc Class A	124,659	974,833
		2,174,855
Health Care REITs - 1.1%
American Healthcare REIT Inc	12,232	370,630
CareTrust REIT Inc	111,851	3,196,702
Community Healthcare Trust Inc	17,861	324,356
Diversified Healthcare Trust	42,135	101,123
Global Medical REIT Inc	31,620	276,675
Healthpeak Properties Inc	21,900	442,818
		4,712,304
Industrial REITs - 0.2%
Terreno Realty Corp	12,821	810,544
Office REITs - 0.1%
COPT Defense Properties	12,990	354,237
Real Estate Management & Development - 1.1%
Anywhere Real Estate Inc (a)	125,401	417,585
Compass Inc Class A (a)	316,921	2,766,721
Cushman & Wakefield PLC (a)	25,782	263,492
eXp World Holdings Inc (b)	47,030	459,953
Opendoor Technologies Inc Class A (a)	198,777	202,753
RE/MAX Holdings Inc Class A (a)	10,579	88,546
Redfin Corp (a)	34,449	317,275
		4,516,325
Residential REITs - 0.1%
Centerspace	4,339	280,950
Retail REITs - 1.2%
Alexander's Inc	1,250	261,449
Kite Realty Group Trust	11,732	262,445
Macerich Co/The	75,927	1,303,667
Phillips Edison & Co Inc	64,224	2,343,534
Tanger Inc	13,291	449,103
Whitestone REIT	20,481	298,408
		4,918,606
Specialized REITs - 0.9%
Farmland Partners Inc	71,426	796,400
Outfront Media Inc	153,861	2,483,317
Safehold Inc (b)	11,964	223,966
		3,503,683
TOTAL REAL ESTATE		21,271,504

Utilities - 1.3%
Electric Utilities - 0.0%
TXNM Energy Inc	7,413	396,447
Gas Utilities - 0.9%
New Jersey Resources Corp	35,331	1,733,339
Southwest Gas Holdings Inc	27,429	1,969,402
		3,702,741
Multi-Utilities - 0.4%
Avista Corp	36,041	1,509,037
Water Utilities - 0.0%
Consolidated Water Co Ltd	5,119	125,364
TOTAL UTILITIES		5,733,589

TOTAL UNITED STATES		402,360,553
TOTAL COMMON STOCKS (Cost $387,800,200)		408,286,690

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	2,368,109	2,368,582
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	22,164,506	22,166,723
TOTAL MONEY MARKET FUNDS (Cost $24,535,305)			24,535,305

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $412,335,505)	432,821,995
NET OTHER ASSETS (LIABILITIES) - (5.2)% (d)	(21,461,820)
NET ASSETS - 100.0%	411,360,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	30	Jun 2025	3,040,650	(41,404)	(41,404)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Includes $186,113 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,206,549	15,111,146	18,949,113	44,143	-	-	2,368,582	2,368,109	0.0%
Fidelity Securities Lending Cash Central Fund	28,207,874	30,906,926	36,948,077	33,762	-	-	22,166,723	22,164,506	0.1%
Total	34,414,423	46,018,072	55,897,190	77,905	-	-	24,535,305

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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